Long-term Debt (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Interest expense on long-term debt	$ 2,800	$ 2,935
Long-term debt, weighted average interest rate	6.66%	8.11%